CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

	2024
Balance at January 1,	RMB (in thousands)	66,679
Reverse of Debt discount from extension fee		2,203
Repayment of convertible debt		(34,390)
Conversion of convertible debt into ordinary shares		(19,429)
Amortization of debt discount		28,752
Exchange rate change on convertible notes’ face value		(754)
Convertible debt-current, at December 31		43,061
Convertible notes, net at December 31,	RMB	43,061

Summary of convertible notes outstanding

	December 31, 2024				December 31, 2023
			Accrued				Accrued
	Principal		Interest		Principal		Interest
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	129,956	RMB	18,084	RMB	129,956	RMB	16,383
August 2022 $5,500,000 Notes convertible into ADS common stock, 6% interest, due August 2023	RMB	—	RMB	—	RMB	37,200	RMB	3,104
November 2023 $6,000,000 Notes convertible into ADS common stock, 3% interest, due November 2025	RMB	43,061	RMB	1,480	RMB	43,061	RMB	170
Modified the CB principal	RMB	2,989	RMB	—	RMB	2,989	RMB	—
Conversion of convertible debt into ordinary shares	RMB	(98,428)	RMB	(14,494)	RMB	(78,999)	RMB	(14,169)
Repayment of convertible debt	RMB	(38,170)	RMB	(3,590)	RMB	(42,903)	RMB	(5,219)
Exchange rate change on convertible notes’ face value	RMB	3,653	RMB	—	RMB	6,330	RMB	—
Total Convertible Notes Payable, Net	RMB	43,061	RMB	1,480	RMB	97,634	RMB	268
Less: Debt Discount		—		—		(30,955)		—
	RMB	43,061	RMB	1,480	RMB	66,679	RMB	268